Geographical Breakdown of Gross Written Premium (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Hippo Enterprises Inc And Subsidiaries [Member]
Summary Of Discosure Of Allocation Of Gross Premium Written On Geographical Basis
Gross written premium (“GWP”) by state is as follows (in millions):

	Three Months Ended June 30,				Six Months Ended June 30,
	2021		2020		2021		2020
	Amount	% of GWP	Amount	% of GWP	Amount	% of GWP	Amount	% of GWP
State
Texas	$39.9	31.0%	$4.0	72.7%	$72.9	32.0%	$10.9	74.1%
California	22.8	17.7%	—	—%	41.6	18.3%	—	—%
Florida	8.6	6.7%	—	—%	14.4	6.3%	—	—%
Georgia	5.6	4.4%	0.2	3.6%	9.8	4.3%	0.4	2.7%
Illinois	4.5	3.5%	0.3	5.5%	7.6	3.3%	0.7	4.8%
Missouri	3.5	2.7%	0.2	3.6%	5.9	2.6%	0.5	3.4%
Colorado	3.1	2.4%	—	—%	5.7	2.5%	—	—%
Arizona	2.9	2.3%	—	—%	5.3	2.3%	—	—%
New Jersey	2.3	1.8%	—	—%	4.5	2.0%	—	—%
Ohio	2.8	2.2%	0.2	3.6%	4.8	2.1%	0.5	3.4%
Other	32.6	25.3%	0.6	10.9%	55.2	24.2%	1.7	11.6%

Total	$128.6	100%	$5.5	100%	$227.7	100%	$14.7	100%

Gross written premium (“GWP”) by state is as follows (in millions):

	December 31,
	2020
	Amount	% of GWP
State
Texas	$43.9	37.8%
California	10.4	8.9%
Florida	7.3	6.3%
Illinois	4.9	4.3%
Georgia	4.7	4.0%
Missouri	3.4	2.9%
Ohio	3.0	2.6%
Oklahoma	3.0	2.6%
Tennessee	2.4	2.1%
Colorado	2.5	2.1%
Other	30.6	26.4%

Total	$116.1	100.0%